Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company in each of the years ended December 31, 2023, 2024 and 2025, as presented in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Time charter revenues	97,515,511	65,069,003	42,180,126
Pool revenues	—	—	4,060,766
Total Vessel revenues	$97,515,511	$65,069,003	$46,240,892

The following table represents a disaggregation of revenue from contracts with customers by type of service:

	Year ended December 31, 2024(1)	Year ended December 31, 2025
Ship Management	$838,809	$15,892,543
Management Services	309,259	9,072,952
Transaction Services	212	7,284,296
Other Revenue	26,096	3,323,722
Total Revenue from services	$1,174,376	$35,573,513

Geographical Disaggregation of Revenue
The following table represents a geographical disaggregation of revenue:

	Year ended December 31, 2024(1)	Year ended December 31, 2025
Germany	$850,942	$27,248,342
The Netherlands	102,799	2,092,239
China (Hong Kong)	112,528	4,008,223
Singapore	39,121	1,009,340
Panama	67,174	1,169,968
Colombia	1,812	45,401
Total revenue from services	$1,174,376	$35,573,513

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.